Post-employment benefits for employees	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Post-employment benefits for employees
25. Post-employment benefits for employees
Defined benefit plans
In addition to the legally required social security schemes, the Group has numerous independent pension and other post-employment benefit plans. In most cases, these plans are externally funded in entities that are legally separate from the Group. For certain Group companies, however, no independent plan assets exist for the pension and other post-employment benefit obligations of employees. In these cases, the related unfunded liability is included in the balance sheet. The defined benefit obligations (DBOs) of all major pension and other post-employment benefit plans are reappraised annually by independent actuaries. Plan assets are recognized at fair value. The major plans are based in Switzerland, the United States, the United Kingdom, Germany and Japan, which represent 95% of the Group’s total DBO for pension plans. Details of the plans in the two most significant countries, Switzerland and the United States, which represent 80% of the Group’s total DBO for post-employment benefit plans, are provided below.
Swiss-based pension plans represent the most significant portion of the Group’s total DBO and plan assets. For the active insured members born on or after January 1, 1956, or having joined the plans after December 31, 2010, the benefits are partially linked to the contributions paid into the plan. Certain features of Swiss pension plans required by law preclude the plans from being categorized as defined contribution plans. These factors include a minimum interest guarantee on retirement savings accounts, a predetermined factor for converting the accumulated savings account balance into a pension, and embedded death and disability benefits.
All benefits granted under Swiss-based pension plans are vested, and Swiss legislation prescribes that the employer has to contribute a fixed percentage of an employee’s pay to an external pension fund. Additional employer contributions may be required whenever the plan’s statutory funding ratio falls below a certain level. The employee also contributes to the plan. The pension plans are run by separate legal entities, each governed by a board of trustees that – for the principal plans – consists of representatives nominated by Novartis and the active insured employees. The boards of trustees are responsible for the plan design and asset investment strategy.
In December 2020, the Board of Trustees of the Novartis Swiss Pension Fund agreed to adjust the annuity conversion rate at retirement with effect from January 1, 2022. This amendment does not affect existing pensioners, and its impact on existing plan participants will be mitigated by way of defined compensatory measures. This amendment resulted in a net pre-tax curtailment gain of USD 101 million (CHF 90 million).
The United States pension plans represent the second-largest component of the Group’s total DBO and plan assets. The principal plans (Qualified Plans) are funded, whereas plans providing additional benefits for executives (Restoration Plans) are unfunded. Employer contributions are required for Qualified Plans whenever the statutory funding ratio falls below a certain level.
Furthermore, in certain countries, employees are covered under other post-employment benefit plans and post-retirement medical plans.
In the US, other post-employment benefit plans consist primarily of post-employment healthcare benefits, which have been closed to new members since 2015. Part of the costs of these plans is reimbursable under the Medicare Prescription Drug, Improvement, and Modernization Act of 2003. There is no statutory funding requirement for these plans. The Group is funding these plans to the extent that it is tax efficient.
The following tables are a summary of the funded and unfunded defined benefit obligation for pension and other post-employment benefit plans of employees at December 31, 2021 and 2020:
	Pension plans		Other post-employment benefit plans

(USD millions)	2021	2020	2021	2020

Benefit obligation at January 1	25 602	23 066	632	746

Current service cost	415	372	11	11

Interest cost	151	222	16	20

Past service costs and settlements	63	-102	-3	1

Administrative expenses	24	24

Remeasurement (gains)/losses arising from changes in financial assumptions	-713	1 166	-20	40

Remeasurement (gains)/losses arising from changes in demographic assumptions	-377	-28	4	-13

Experience-related remeasurement losses/(gains)	531	159	-47	-132

Currency translation effects	-865	1 810	-1	-7

Benefit payments	-1 450	-1 264	-32	-33

Contributions of employees	179	186

Effect of acquisitions, divestments or transfers	23	-9		-1

Benefit obligation at December 31	23 583	25 602	560	632

Fair value of plan assets at January 1	22 317	19 810	89	134

Interest income	105	166	2	4

Return on plan assets excluding interest income	1 512	1 318	7	4

Currency translation effects	-726	1 620

Novartis Group contributions	490	464	7	-20

Contributions of employees	179	186

Settlements	-7	15

Benefit payments	-1 450	-1 264	-32	-33

Effect of acquisitions, divestments or transfers		2

Fair value of plan assets at December 31	22 420	22 317	73	89

Funded status	-1 163	-3 285	-487	-543

Limitation on recognition of fund surplus at January 1	-51	-65

Change in limitation on recognition of fund surplus (incl. exchange rate differences)	-10	16

Interest income on limitation of fund surplus	-1	-2

Limitation on recognition of fund surplus at December 31	-62	-51

Net liability in the balance sheet at December 31	-1 225	-3 336	-487	-543

The reconciliation of the net liability from January 1 to December 31 is as follows:
	Pension plans		Other post-employment benefit plans

(USD millions)	2021	2020	2021	2020

Net liability at January 1	-3 336	-3 321	-543	-612

Current service cost	-415	-372	-11	-11

Net interest expense	-47	-58	-14	-16

Administrative expenses	-24	-24

Past service costs and settlements	-70	117	3	-1

Remeasurements	2 071	21	70	109

Currency translation effects	139	-190	1	7

Novartis Group contributions	490	464	7	-20

Effect of acquisitions, divestments or transfers	-23	11		1

Change in limitation on recognition of fund surplus	-10	16

Net liability at December 31	-1 225	-3 336	-487	-543

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	1 415	202

Accrued benefit liability	-2 640	-3 538	-487	-543

The following table shows a breakdown of the DBO for pension plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2021				2020

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	15 268	3 645	4 670	23 583	16 807	3 788	5 007	25 602

Thereof unfunded		688	439	1 127		701	516	1 217

By type of member

Active	6 478	620	1 412	8 510	6 837	665	1 573	9 075

Deferred pensioners		1 208	1 730	2 938		1 290	1 819	3 109

Pensioners	8 790	1 817	1 528	12 135	9 970	1 833	1 615	13 418

Fair value of plan assets at December 31	16 436	2 551	3 433	22 420	16 396	2 487	3 434	22 317

Funded status	1 168	-1 094	-1 237	-1 163	-411	-1 301	-1 573	-3 285

The following table shows a breakdown of the DBO for other post-employment benefit plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2021			2020

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	473	87	560	543	89	632

Thereof unfunded	400	87	487	454	89	543

By type of member

Active	60	23	83	80	25	105

Deferred pensioners	13	0	13	17	0	17

Pensioners	400	64	464	446	64	510

Fair value of plan assets at December 31	73	0	73	89	0	89

Funded status	-400	-87	-487	-454	-89	-543

The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of employees:
	Pension plans			Other post-employment benefit plans

	2021	2020	2019	2021	2020	2019

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	0.9%	0.6%	1.0%	3.3%	2.9%	3.6%

Expected rate of pension increase	0.5%	0.3%	0.3%

Expected rate of salary increase	2.7%	2.7%	2.8%

Interest on savings account	0.5%	0.1%	0.3%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

Changes in the aforementioned actuarial assumptions can result in significant volatility in the accounting for the Group’s pension plans in the consolidated financial statements. This can result in substantial changes in the Group’s other comprehensive income, long-term liabilities and prepaid pension assets.
The DBO is significantly impacted by assumptions regarding the rate that is used to discount the actuarially determined post-employment benefit liability. This rate is based on yields of high-quality corporate bonds in the country of the plan. Decreasing corporate bond yields decrease the discount rate, so that the DBO increases and the funded status decreases.
In Switzerland, an increase in the DBO due to lower discount rates is slightly offset by lower future benefits expected to be paid on the employee’s savings account where the assumption on interest accrued changes in line with the discount rate.
The impact of decreasing interest rates on a plan’s assets is more difficult to predict. A significant part of the plan assets is invested in bonds. Bond values usually rise when interest rates decrease and may therefore partially compensate for the decrease in the funded status. Furthermore, pension assets also include significant holdings of equity instruments. Share prices tend to rise when interest rates decrease and therefore often counteract the negative impact of the rising defined benefit obligation on the funded status (although the correlation of interest rates with equities is not as strong as with bonds, especially in the short term).
The expected rate for pension increases significantly affects the DBO of most plans in Switzerland, Germany and the United Kingdom. Such pension increases also decrease the funded status, although there is no strong correlation between the value of the plan assets and pension/inflation increases.
Assumptions regarding life expectancy significantly impact the DBO. An increase in longevity increases the DBO. There is no offsetting impact from the plan assets, as no longevity bonds or swaps are held by the pension funds. Generational mortality tables are used where this data is available.
The following table shows the sensitivity of the defined benefit pension obligation to the principal actuarial assumptions for the major plans in Switzerland, the United States, the United Kingdom, Germany and Japan on an aggregated basis:
(USD millions)	Change in 2021 year-end defined benefit pension obligation

25 basis point increase in discount rate	-790

25 basis point decrease in discount rate	839

One-year increase in life expectancy	869

25 basis point increase in rate of pension increase	512

25 basis point decrease in rate of pension increase	-136

25 basis point increase of interest on savings account	58

25 basis point decrease of interest on savings account	-58

25 basis point increase in rate of salary increase	54

25 basis point decrease in rate of salary increase	-54

The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:
	2021	2020	2019

Healthcare cost trend rate assumed for next year	6.0%	6.3%	6.5%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2028	2028	2028

The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2021 and 2020:
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2021	2020

Equity securities	15	40	27	28

Debt securities	20	60	33	34

Real estate	5	30	19	17

Alternative investments	0	20	15	13

Cash and other investments	0	15	6	8

Total			100	100

Cash and most of the equity and debt securities have a quoted market price in an active market. Real estate and alternative investments, which include hedge fund, private equity, infrastructure and commodity investments, usually have a quoted market price or a regularly updated net asset value.
The strategic allocation of assets of the different pension plans is determined with the objective of achieving an investment return that, together with the contributions paid by the Group and its employees, is sufficient to maintain reasonable control over the various funding risks of the plans. Based upon the market and economic environments, actual asset allocations may temporarily be permitted to deviate from policy targets. The asset allocation currently includes investments in shares of Novartis AG as per the below table:
	December 31, 2021	December 31, 2020

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.2	0.2

The weighted average duration of the defined benefit obligation is 14.9 years (2020: 15.4 years).
The Group’s ordinary contribution to the various pension plans is based on the rules of each plan. Additional contributions are made whenever this is required by statute or law (i.e., usually when statutory funding levels fall below predetermined thresholds). The only significant plans that are foreseen to require additional funding are those in the United Kingdom and Germany.
The expected future cash flows in respect of pension and other post-employment benefit plans at December 31, 2021, were as follows:
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2022 (estimated)	424	39

Expected future benefit payments

2022	1 234	39

2023	1 237	39

2024	1 167	39

2025	1 147	39

2026	1 134	38

2027–2031	5 454	178

Defined contribution plans
In many subsidiaries, employees are covered by defined contribution plans. Contributions charged to the consolidated income statement for the defined contribution plans were:
(USD millions)	2021	2020	2019

Contributions for defined contribution plans continuing operations	523	501	422

For defined contribution plans for discontinued operations, see Note 30.